Schedule of fair value of identifiable assets and liabilities (Details) - Apr. 30, 2025	SGD ($)	USD ($)	SGD ($)
Impairment Loss On Goodwill
Purchase Consideration		$ 8,000,000	$ 10,308,000
Plant and equipment			502,180
Right-of-use assets			1,133,786
Deferred tax assets			34,700
Investment in associate			49
Inventories			276,077
Trade and other receivables			669,746
Cash and cash equivalents			168,895
Lease liabilities			(431,744)
Borrowings			(453,250)
Trade and other payables			(2,544,185)
Amount due to director			(193,945)
Net identifiable liabilities acquired			(837,691)
Add: Goodwill			$ 11,145,691
Purchase consideration	$ 10,308,000